FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) Aircraft Lessee Customer	Sep. 30, 2018 USD ($) Lessee Customer	Sep. 30, 2019 USD ($) Aircraft Lessee Customer	Sep. 30, 2018 USD ($) Lessee Customer
Revenues [Abstract]
Operating lease revenue	$ 94,706		$ 328,581
Operating lease revenue		$ 99,347		$ 285,747
Number of major customers | Customer	1	1	0	1
Number of lessees on non-accrual status | Lessee	2	0	2	0
Number of aircraft on non-accrual status | Aircraft	3		3
Operating lease revenue recognized from lessees on non-accrual status	$ 2,600		$ 9,000
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue	$ 94,706		$ 328,581
Operating lease revenue		$ 99,347		$ 285,747
Concentration percentage	100.00%	100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue	$ 19,616		$ 65,377
Operating lease revenue		$ 22,879		$ 68,734
Concentration percentage	21.00%	23.00%	20.00%	24.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Revenues [Abstract]
Operating lease revenue	$ 4,344		$ 13,034
Operating lease revenue		$ 4,344		$ 12,922
Concentration percentage	5.00%	4.00%	4.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue	$ 6,833		$ 26,146
Operating lease revenue		$ 8,098		$ 23,222
Concentration percentage	7.00%	8.00%	8.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,439		$ 26,197
Operating lease revenue		$ 10,437		$ 32,590
Concentration percentage	9.00%	11.00%	8.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue	$ 58,768		$ 211,642
Operating lease revenue		$ 54,167		$ 152,993
Concentration percentage	62.00%	55.00%	65.00%	54.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue	$ 19,660		$ 85,015
Operating lease revenue		$ 18,549		$ 66,353
Concentration percentage	21.00%	19.00%	26.00%	23.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Malaysia [Member]
Revenues [Abstract]
Operating lease revenue	$ 13,714		$ 40,847
Operating lease revenue		$ 6,975		$ 13,128
Concentration percentage	14.00%	7.00%	12.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,518		$ 25,816
Operating lease revenue		$ 9,589		$ 24,973
Concentration percentage	9.00%	10.00%	8.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Revenues [Abstract]
Operating lease revenue	$ 7,545		$ 26,101
Operating lease revenue		$ 7,433		$ 21,598
Concentration percentage	8.00%	7.00%	8.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue	$ 5,650		$ 18,221
Operating lease revenue		$ 5,652		$ 16,958
Concentration percentage	6.00%	6.00%	6.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Thailand [Member]
Revenues [Abstract]
Operating lease revenue	$ 3,074		$ 13,253
Operating lease revenue		$ 5,301		$ 7,224
Concentration percentage	3.00%	5.00%	4.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 607		$ 2,389
Operating lease revenue		$ 668		$ 2,759
Concentration percentage	1.00%	1.00%	1.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Revenues [Abstract]
Operating lease revenue	$ 1,036		$ 4,391
Operating lease revenue		$ 2,157		$ 9,325
Concentration percentage	1.00%	2.00%	1.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue	$ 5,157		$ 16,440
Operating lease revenue		$ 8,825		$ 20,757
Concentration percentage	5.00%	9.00%	5.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue	$ 4,103		$ 12,263
Operating lease revenue		$ 7,266		$ 16,075
Concentration percentage	4.00%	7.00%	4.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 1,054		$ 4,177
Operating lease revenue		$ 1,559		$ 4,682
Concentration percentage	1.00%	2.00%	1.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue	$ 10,129		$ 30,731
Operating lease revenue		$ 11,319		$ 33,938
Concentration percentage	11.00%	11.00%	9.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue	$ 7,505		$ 22,514
Operating lease revenue		$ 7,504		$ 22,514
Concentration percentage	8.00%	8.00%	7.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 2,624		$ 8,217
Operating lease revenue		$ 3,815		$ 11,424
Concentration percentage	3.00%	3.00%	2.00%	4.00%